Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management
Capital Management

7.	Capital Management

The Company’s objective in its capital management is to maintain its capital structure at an adequate level in order to continue as a going concern, maximizing value to shareholders and investors. Its main source of funding is cash provided by operating activities.

The financial strategy of the Business Plan 2026-2030 consists of consolidating capital discipline measures focused on cost optimization, increased productivity and operational efficiency, for the benefit of the Company's long-term sustainability. The main assumptions for the plan's viability are:

•	minimum balance of US$ 6,000 of cash and cash equivalents;
•	payment of dividends according to the current Shareholders Remuneration Policy; and
•	ceiling target of US$ 75,000 for the gross debt (composed of current and non-current finance debt and lease liability), converging to US$ 65,000 in the long term.

As of December 31, 2025, gross debt increased to US$ 69,793 from US$ 60,311 as of December 31, 2024, remaining within the range defined in the Company’s Business Plan.

This measure is not defined according to the IFRS accounting standards and should not be considered in isolation or as a replacement for debt metrics under those standards, nor should it be used as a basis for comparison with the indicators of other companies.